Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2018
Offsetting of financial assets and financial liabilities
23 Offsetting of financial assets and financial liabilities
The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:
– are offset in the Group’s consolidated balance sheets; or
– are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Group’s consolidated balance sheets.
Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.
Derivatives
The Group transacts bilateral OTC derivatives mainly under the International Swaps and Derivatives Association (ISDA) Master Agreements and Swiss Master Agreements for OTC derivative instruments. These agreements provide for the net settlement of all transactions under the agreement through a single payment in the event of default or termination under the agreement. They allow the Group to offset balances from derivative assets and liabilities as well as the receivables and payables to related cash collateral transacted with the same counterparty. Collateral for OTC derivatives is received and provided in the form of cash and marketable securities. Such collateral may be subject to the standard industry terms of an ISDA Credit Support Annex. The terms of an ISDA Credit Support Annex provide that securities received or provided as collateral may be pledged or sold during the term of the transactions and must be returned upon maturity of the transaction. These terms also give each counterparty the right to terminate the related transactions upon the other counterparty’s failure to post collateral. Financial collateral received or pledged for OTC derivatives may also be subject to collateral agreements which restrict the use of financial collateral.
For derivatives transacted with exchanges (exchange-traded derivatives) and central clearing counterparties (OTC-cleared derivatives), positive and negative replacement values (PRV/NRV) and related cash collateral may be offset if the terms of the rules and regulations governing these exchanges and central clearing counterparties permit such netting and offset.
Where no such agreements exist, fair values are recorded on a gross basis.
Exchange-traded derivatives or OTC-cleared derivatives, which are fully margined and for which the daily margin payments constitute settlement of the outstanding exposure, are not included in the offsetting disclosures because they are not subject to offsetting due to the daily settlement. The daily margin payments, which are not settled until the next settlement cycle is conducted, are presented in brokerage receivables or brokerage payables. The notional amount for these daily settled derivatives is included in the fair value of derivative instruments table in “Note 27 – Derivatives and hedging activities”.
Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value. There is an exception for a bifurcatable hybrid debt instrument which the Group did not elect to account for at fair value. However, this bifurcated embedded derivative is not subject to an enforceable master netting agreement and is not recorded as a derivative instrument under trading assets and liabilities or other assets and other liabilities. Information on this bifurcated embedded derivative has therefore not been included in the offsetting disclosures.
The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of derivatives
end of	2Q18		4Q17
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	3.7	3.4	2.5	1.8
OTC	71.7	66.9	83.3	79.0
Exchange-traded	0.3	0.4	0.1	0.2
Interest rate products	75.7	70.7	85.9	81.0
OTC-cleared	0.5	0.4	0.2	0.2
OTC	35.1	39.7	29.1	34.6
Exchange-traded	0.0	0.1	0.0	0.0
Foreign exchange products	35.6	40.2	29.3	34.8
OTC	11.2	10.6	11.7	11.7
Exchange-traded	9.9	11.8	9.2	9.8
Equity/index-related products	21.1	22.4	20.9	21.5
OTC-cleared	2.9	3.2	3.6	3.8
OTC	3.6	4.6	3.9	4.7
Credit derivatives	6.5	7.8	7.5	8.5
OTC	0.7	0.6	1.4	0.9
Other products [1]	0.7	0.6	1.4	0.9
OTC-cleared	7.1	7.0	6.3	5.8
OTC	122.3	122.4	129.4	130.9
Exchange-traded	10.2	12.3	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	139.6	141.7	145.0	146.7
Offsetting (CHF billion)
OTC-cleared	(6.7)	(6.8)	(5.7)	(5.4)
OTC	(108.0)	(113.5)	(114.5)	(122.1)
Exchange-traded	(9.5)	(10.8)	(8.6)	(9.6)
Offsetting	(124.2)	(131.1)	(128.8)	(137.1)
of which counterparty netting	(109.8)	(109.8)	(113.8)	(113.8)
of which cash collateral netting	(14.4)	(21.3)	(15.0)	(23.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.4	0.2	0.6	0.4
OTC	14.3	8.9	14.9	8.8
Exchange-traded	0.7	1.5	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	15.4	10.6	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	4.2	4.6	3.4	5.2
Total net derivatives presented in the consolidated balance sheets	19.6	15.2	19.6	14.8
of which recorded in trading assets and trading liabilities	19.6	15.2	19.6	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Reverse repurchase and repurchase agreements and securities lending and borrowing transactions
Reverse repurchase and repurchase agreements are generally covered by global master repurchase agreements. In certain situations, for example, in the event of default, all contracts under the agreements are terminated and are settled net in one single payment. Global master repurchase agreements also include payment or settlement netting provisions in the normal course of business that state that all amounts in the same currency payable by each party to the other under any transaction or otherwise under the global master repurchase agreement on the same date shall be set off.
Transactions under such agreements are netted in the consolidated balance sheets if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement. The amounts offset are measured on the same basis as the underlying transaction (i.e., on an accrual basis or fair value basis).
Securities lending and borrowing transactions are generally executed under global master securities lending agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreement are terminated and are settled net in one single payment. Transactions under these agreements are netted in the consolidated balance sheets if they meet the same right of offset criteria as for reverse repurchase and repurchase agreements. In general, most securities lending and borrowing transactions do not meet the criterion of having the same settlement date specified at inception of the transaction, and therefore they are not eligible for netting in the consolidated balance sheets. However, securities lending and borrowing transactions with explicit maturity dates may be eligible for netting in the consolidated balance sheets.
Reverse repurchase and repurchase agreements are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time. In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. As is the case in the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged was sold or repledged as of June 30, 2018 and December 31, 2017. In certain circumstances, financial collateral received may be restricted during the term of the agreement (e.g., in tri-party arrangements).
The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2Q18				4Q17
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	84.6	(21.9)	62.7		89.4	(28.8)	60.6
Securities borrowing transactions	21.6	(5.1)	16.5		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	106.2	(27.0)	79.2		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	38.4	–	38.4		41.0	–	41.0
Total	144.6	(27.0)	117.6	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 75,706 million and CHF 77,498 million of the total net amount as of the end of 2Q18 and 4Q17, respectively, are reported at fair value.
The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2Q18				4Q17
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	38.9	(24.7)	14.2		49.4	(31.5)	17.9
Securities lending transactions	6.2	(2.3)	3.9		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	43.6	0.0	43.6		37.0	0.0	37.0
Total subject to enforceable master netting agreements	88.7	(27.0)	61.7		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.7	–	3.7		4.9	–	4.9
Total	92.4	(27.0)	65.4		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	46.9	(27.0)	19.9	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	45.5	0.0	45.5		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,457 million and CHF 15,262 million of the total net amount as of the end of 2Q18 and 4Q17, respectively, are reported at fair value.
The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.
Amounts not offset in the consolidated balance sheets
end of	2Q18						4Q17
	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.4	4.9		0.0		10.5	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	62.7	62.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	16.5	16.0		0.0		0.5	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	94.6	83.6		0.0		11.0	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.6	1.7		0.0		8.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	14.2	14.2		0.0		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.9	3.4		0.0		0.5	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	43.6	39.2		0.0		4.4	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	72.3	58.5		0.0		13.8	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of credit default swaps (CDS) and credit insurance contracts. Therefore, the net exposure presented in the table above is not representative of the Group’s counterparty exposure.

Bank
Offsetting of financial assets and financial liabilities
22 Offsetting of financial assets and financial liabilities
> Refer to “Note 23 – Offsetting of financial assets and financial liabilities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q18 for further information.
Offsetting of derivatives
end of	6M18		2017
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	3.7	3.4	2.5	1.8
OTC	71.7	66.9	83.3	79.0
Exchange-traded	0.3	0.4	0.1	0.2
Interest rate products	75.7	70.7	85.9	81.0
OTC-cleared	0.5	0.4	0.2	0.2
OTC	35.1	39.7	29.1	34.6
Exchange-traded	0.0	0.1	0.0	0.0
Foreign exchange products	35.6	40.2	29.3	34.8
OTC	11.2	10.7	11.7	12.0
Exchange-traded	9.9	11.8	9.2	9.8
Equity/index-related products	21.1	22.5	20.9	21.8
OTC-cleared	2.9	3.2	3.6	3.8
OTC	3.6	4.6	3.9	4.7
Credit derivatives	6.5	7.8	7.5	8.5
OTC	0.7	0.6	1.4	0.9
Other products [1]	0.7	0.6	1.4	0.9
OTC-cleared	7.1	7.0	6.3	5.8
OTC	122.3	122.5	129.4	131.2
Exchange-traded	10.2	12.3	9.3	10.0
Total gross derivatives subject to enforceable master netting agreements	139.6	141.8	145.0	147.0
Offsetting (CHF billion)
OTC-cleared	(6.7)	(6.8)	(5.7)	(5.4)
OTC	(108.0)	(113.6)	(114.5)	(122.4)
Exchange-traded	(9.5)	(10.8)	(8.6)	(9.6)
Offsetting	(124.2)	(131.2)	(128.8)	(137.4)
of which counterparty netting	(109.8)	(109.8)	(113.8)	(113.8)
of which cash collateral netting	(14.4)	(21.4)	(15.0)	(23.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.4	0.2	0.6	0.4
OTC	14.3	8.9	14.9	8.8
Exchange-traded	0.7	1.5	0.7	0.4
Total net derivatives subject to enforceable master netting agreements	15.4	10.6	16.2	9.6
Total derivatives not subject to enforceable master netting agreements [2]	4.3	4.6	3.7	5.2
Total net derivatives presented in the consolidated balance sheets	19.7	15.2	19.9	14.8
of which recorded in trading assets and trading liabilities	19.7	15.2	19.9	14.7
of which recorded in other assets and other liabilities	0.0	0.0	0.0	0.1
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M18				2017
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	84.6	(21.9)	62.7		89.4	(28.8)	60.6
Securities borrowing transactions	21.6	(5.1)	16.5		18.7	(5.0)	13.7
Total subject to enforceable master netting agreements	106.2	(27.0)	79.2		108.1	(33.8)	74.3
Total not subject to enforceable master netting agreements [1]	38.4	–	38.4		41.0	–	41.0
Total	144.6	(27.0)	117.6	[2]	149.1	(33.8)	115.3	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 75,706 million and CHF 77,498 million of the total net amount as of 6M18 and 2017, respectively, are reported at fair value.
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M18				2017
	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	38.9	(24.7)	14.2		49.4	(31.5)	17.9
Securities lending transactions	6.2	(2.3)	3.9		7.1	(2.3)	4.8
Obligation to return securities received as collateral, at fair value	43.6	0.0	43.6		37.0	0.0	37.0
Total subject to enforceable master netting agreements	88.7	(27.0)	61.7		93.5	(33.8)	59.7
Total not subject to enforceable master netting agreements [1]	3.7	–	3.7		4.9	–	4.9
Total	92.4	(27.0)	65.4		98.4	(33.8)	64.6
of which securities sold under repurchase agreements and securities lending transactions	46.9	(27.0)	19.9	[2]	60.3	(33.8)	26.5	[2]
of which obligation to return securities received as collateral, at fair value	45.5	0.0	45.5		38.1	0.0	38.1
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,457 million and CHF 15,262 million of the total net amount as of 6M18 and 2017, respectively, are reported at fair value.
Amounts not offset in the consolidated balance sheets
end of	6M18						2017
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.4	4.9		0.0		10.5	16.2	5.2		0.0		11.0
Securities purchased under resale agreements	62.7	62.7		0.0		0.0	60.6	60.6		0.0		0.0
Securities borrowing transactions	16.5	16.0		0.0		0.5	13.7	13.2		0.0		0.5
Total financial assets subject to enforceable master netting agreements	94.6	83.6		0.0		11.0	90.5	79.0		0.0		11.5
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.6	1.7		0.0		8.9	9.6	2.1		0.0		7.5
Securities sold under repurchase agreements	14.2	14.2		0.0		0.0	17.9	17.9		0.0		0.0
Securities lending transactions	3.9	3.4		0.0		0.5	4.8	4.4		0.0		0.4
Obligation to return securities received as collateral, at fair value	43.6	39.2		0.0		4.4	37.0	32.7		0.0		4.3
Total financial liabilities subject to enforceable master netting agreements	72.3	58.5		0.0		13.8	69.3	57.1		0.0		12.2
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.